LEASES - Amounts recognized in the statement of income for the year (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Expenses relating to short-term assets	R$ 6,477	R$ 8,005
Expenses relating to low-value assets	4,083	2,611
Total amount recognized	R$ 10,560	R$ 10,616